Fair Value Measurements (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value Measurements (Textual)
Other payables and accrued expenses	$ 303
Discount rate	15.00%
Percentage of milestone	76.00%